Other Investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amortization expense	$ 336,686	$ 2,106
Carrying Value Limited Partnerships Investment	2,425,721	2,762,406
LimitedPartnership
Tax Credits	433,970	415,099
CFS
Investment in other assets	4,220,418	3,535,527
Income	$ 684,891	$ 588,696